OTHER GAINS / (LOSSES)	12 Months Ended
Jun. 30, 2021
Other Gains
OTHER GAINS / (LOSSES)

7. OTHER GAINS / (LOSSES)

During the year ended June 30, 2021 the Company identified an error in the accounting for its representative warrants and the table below reflected the correction of an immaterial prior period error.

	Consolidated
	2021 $	2020 $	2019 $
Net foreign exchange gains/(losses)	—	(5,522)	92,518
Fair value gains on financial liabilities through profit or loss	—	—	—
Net impairment losses (1)	—	—	(500,000)
Total other gains / (losses)	—	(5,522)	(407,482)

The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 2(a)(v) for additional information.

(1)	In August 2018, the Company invested A$250,000 into Swisstec towards the proposed joint venture to enable the Company and Swisstec to collaborate to develop a medical and health service platform using blockchain technology. The Company has recorded an impairment against the investment during the financial year ended June 30, 2019, due to cessation of activities in relation to the joint venture.

In December 2018, Genetic Technologies Limited entered and invested A$250,000 into a Joint Venture agreement with Blockshine Health Pty Ltd. with an ownership of 49%. The Company has recorded an impairment against the investment during the financial year ended June 30, 2019, due to the cancellation of the project.